FINANCIAL INSTRUMENTS - Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Cash	$ 26,292	$ 16,467
Total equity	352,248	316,682	$ 272,228	$ 261,428
Borrowings
Disclosure of financial liabilities [line items]
Borrowings (excluding lease liabilities)	$ 510,460	$ 447,842